Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.           Balances with related parties

The following related party balances are included in the balance sheets:

	June 30	December 31
	2014	2013
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	200	398
Principal shareholder convertible loan	2,000	2,000

B.           Income from or expenses to related parties

The following related party transactions are included in the statements of operations.

	Six months ended June 30	Six months ended June 30
	2014	2013
	US$ thousands	US$ thousands
Income:
Sales	251	289

Costs and expenses:
Financing expense	24	27